Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and due from banks	$ 23,668	$ 15,675
Certificates of deposit in other banks	1,000	0
Loans held for sale	0	3,884
Deposits:
Non-interest bearing demand	385,022	402,241
Savings, interest checking and money market	846,339	846,452
Time deposits	301,821
Carrying amount
Assets:
Cash and due from banks	23,668	15,675
Federal funds sold and overnight interest-bearing deposits	27,326	77,775
Certificates of deposit in other banks	1,000
Other investment securities	5,149	6,300
Loans, net	1,444,116	1,515,403
Loans held for sale		3,884
Accrued interest receivable	8,221	8,661
Deposits:
Non-interest bearing demand	385,022	402,241
Savings, interest checking and money market	846,339	846,452
Time deposits	301,821	322,151
FHLB advances and other borrowings	81,525	107,000
Subordinated notes	49,486	49,486
Accrued interest payable	1,754	1,772
Fair value
Assets:
Cash and due from banks	23,668	15,675
Federal funds sold and overnight interest-bearing deposits	27,326	77,775
Certificates of deposit in other banks	1,000
Other investment securities	5,149	6,300
Loans, net	1,380,252	1,364,533
Loans held for sale		3,884
Accrued interest receivable	8,221	8,661
Deposits:
Non-interest bearing demand	385,022	402,241
Savings, interest checking and money market	846,339	846,452
Time deposits	300,386	319,929
FHLB advances and other borrowings	81,585	107,245
Subordinated notes	41,602	38,939
Accrued interest payable	1,754	1,772
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	23,668	15,675
Federal funds sold and overnight interest-bearing deposits	27,326	77,775
Certificates of deposit in other banks	1,000
Other investment securities	74	78
Loans, net	0	0
Loans held for sale		0
Accrued interest receivable	8,221	8,661
Deposits:
Non-interest bearing demand	385,022	402,241
Savings, interest checking and money market	846,339	846,452
Time deposits	0	0
FHLB advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	1,754	1,772
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0
Other investment securities	5,075	6,222
Loans, net	0	0
Loans held for sale		3,884
Accrued interest receivable	0	0
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
FHLB advances and other borrowings	81,585	107,245
Subordinated notes	41,602	38,939
Accrued interest payable	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0
Other investment securities	0	0
Loans, net	1,380,252	1,364,533
Loans held for sale		0
Accrued interest receivable	0	0
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	300,386	319,929
FHLB advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	$ 0	$ 0